Earnings per share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) attributable to DryShips Inc.	$ (70,128)	$ 188,327	$ (19,209)
Less:Series A Convertible Preferred stock dividends	(4,466)	(13,624)	(7,497)
Less: Non-vested common stock dividends declared and undistributed earnings		(2,139)
Basic EPS
Income/(loss) available to common stockholders	(74,594)	172,564	(26,706)
Weighted Average Number Of Shares Outstanding Basic	355,144,764	268,858,688	209,331,737
EARNINGS/(LOSS) PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC (Note 21)	$ (0.21)	$ 0.64	$ (0.13)
Diluted EPS
Net income loss available to common stockholders	(74,594)	172,564	(26,706)
Dilutive effect of securities Preferred stock dividends, value		13,624
Net Income (Loss) Available to Common Stockholders, Diluted	$ (74,594)	$ 186,188	$ (26,706)
Weighted Average Number Diluted Shares Outstanding Adjustment		36,567,164
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, DILUTED	355,144,764	305,425,852	209,331,737
EARNINGS/(LOSS) PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, DILUTED (Note 21)	$ (0.21)	$ 0.61	$ (0.13)